Organization, Description of Business and Going Concern (Details Narrative)	Oct. 02, 2024 $ / shares shares	Jun. 19, 2024 shares	Oct. 30, 2025 shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 01, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Dec. 12, 2023 $ / shares shares
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized				100,000,000,000	100,000,000,000
Common stock, par value | $ / shares				$ 0.000005	$ 0.000005
Common stock, shares issued				15,000,000	15,000,000
Common stock, shares outstanding				15,000,000	15,000,000
Board of Directors [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized	100,000,000,000
Common stock, par value | $ / shares	$ 0.000005
Issued share capital	15,000,000					20,000,000
Shares surrendered	5,000,000
Board of Directors [Member] | Previously Reported [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.001
Fitness Champs Holdings Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Authorized share capital amount | $							$ 500,000
Common stock, shares authorized							500,000,000
Common stock, par value | $ / shares							$ 0.001
Fitness Champs Pte Ltd [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		10,000
Fitness Champs Pte Ltd [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		10,000
Fitness Champs Aquatics Pte Ltd [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		1,000
Fitness Champs Aquatics Pte Ltd [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		1,000
Northen Star Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized								50,000
Common stock, par value | $ / shares								$ 1.00
Northen Star Limited [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares outstanding								1,000
Issued share capital		951
Fitness Champs Excellence Sports Academy LLC [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued			100
Big Treasure Investments Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		64,717
Restructuring percentage		64.72%
Issued share capital		64,719
Biostar Developments Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		4,440
Restructuring percentage		4.44%
Issued share capital		4,440
Easy Builder Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		19,090
Restructuring percentage		19.09%
Issued share capital		19,090
Creative Path Holdings Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		4,900
Restructuring percentage		4.90%
Issued share capital		4,900
True Height Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		1,950
Restructuring percentage		1.95%
Issued share capital		1,950
Fuji Investment Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		4,900
Restructuring percentage		4.90%
Issued share capital		4,901
Fuji Investment Limited [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Issued share capital		49
Fitness Holdings [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Issued share capital		100,000